Performance Management	Aug. 31, 2024
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class A
During the periods shown in the chart: Best Quarter Q4, 2020: 20.48% Worst Quarter Q1, 2020: -30.66%
The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 17.55%.

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2020: 20.48% Worst Quarter Q1, 2020: -30.66% The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 17.55%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	17.55%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.48%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
Class	1 Year	5 Years	10 Years
Class A returns before taxes	6.10%	13.82%	9.60%
Class A returns after taxes on distributions	4.81%	11.51%	7.08%
Class A returns after taxes on distributions and sale of fund shares	4.44%	10.61%	7.01%
Class C returns before taxes	10.78%	14.32%	9.43%
Class I returns before taxes	12.87%	15.47%	10.53%
Class Y returns before taxes	12.94%	15.52%	10.56%
Russell 1000® Index* reflects no deductions for fees, expenses or taxes	26.53%	15.52%	11.80%
Russell 1000® Value Index reflects no deductions for fees, expenses or taxes	11.46%	10.91%	8.40%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class A
During the periods shown in the chart: Best Quarter Q2, 2020: 24.44% Worst Quarter Q1, 2020: -26.46%
The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 12.25%.

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q2, 2020: 24.44% Worst Quarter Q1, 2020: -26.46% The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 12.25%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	12.25%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
Class	1 Year	5 Years	10 Years
Class A returns before taxes	5.88%	11.30%	6.40%
Class A returns after taxes on distributions	4.89%	10.11%	3.86%
Class A returns after taxes on distributions and sale of fund shares	4.14%	8.94%	4.30%
Class C returns before taxes	10.45%	11.73%	6.21%
Class I returns before taxes	12.61%	12.86%	7.29%
Class Y returns before taxes	12.70%	12.99%	7.43%
Russell 3000 Index* reflects no deductions for fees, expenses or taxes	25.96%	15.16%	11.48%
Russell Midcap® Value Index reflects no deductions for fees, expenses or taxes	12.71%	11.16%	8.26%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table compares the average annual total returns of the fund's shares to those of broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares
During the periods shown in the chart: Best Quarter Q2, 2020: 30.45% Worst Quarter Q1, 2020: -32.83%
The year-to-date total return of the fund's Investor shares as of September 30, 2024 was 8.30%.

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q2, 2020: 30.45% Worst Quarter Q1, 2020: -32.83% The year-to-date total return of the fund's Investor shares as of September 30, 2024 was 8.30%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.30%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I and Class Y shares, periods prior to the inception date reflect the performance of the fund's Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I and Class Y, respectively. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
Class (Inception Date)	1 Year	5 Years	10 Years
Investor Shares returns before taxes	9.01%	8.50%	5.58%
Investor Shares returns after taxes on distributions	8.64%	7.73%	3.70%
Investor Shares returns after taxes on distributions and sale of fund shares	5.57%	6.72%	3.97%
Class I (9/30/16) returns before taxes	9.22%	8.69%	5.72%
Class Y (9/30/16) returns before taxes	9.34%	8.83%	5.80%
Russell 3000® Index* reflects no deductions for fees, expenses or taxes	25.96%	15.16%	11.48%
Russell 2000® Index reflects no deductions for fees, expenses or taxes	16.93%	9.97%	7.16%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the NYSE® Technology Index, which is designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies, and the S&P 500® Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class A
During the periods shown in the chart: Best Quarter Q2, 2020: 39.22% Worst Quarter Q2, 2022: -29.35%
The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 19.07%.

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q2, 2020: 39.22% Worst Quarter Q2, 2022: -29.35% The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 19.07%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	19.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	39.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.35%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
Class (Inception Date)	1 Year	5 Years	10 Years
Class A returns before taxes	50.78%	14.16%	12.39%
Class A returns after taxes on distributions	50.78%	11.85%	9.49%
Class A returns after taxes on distributions and sale of fund shares	30.06%	11.02%	9.27%
Class C returns before taxes	57.60%	14.60%	12.17%
Class I returns before taxes	60.29%	15.76%	13.32%
Class Y (9/30/16) returns before taxes	60.29%	15.83%	13.39%
S&P 500® Index* reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%
NYSE® Technology Index reflects no deductions for fees, expenses or taxes	70.79%	23.62%	18.15%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments